SUPPLEMENT TO THE PROSPECTUS

United Asset Strategy Fund, Inc. Class A Shares

The following information supplements and supersedes any contrary information contained in the Prospectus:

At a special meeting of shareholders scheduled for July 24, 1997, shareholders of the Fund will be asked to approve proposals relating to the following:

1. Goal of the Fund. Shareholders will be asked to approve changing the Fund's goal to state that the Fund "seeks high total return over the long term." If approved, the Fund intends to eliminate the current non-fundamental, operating policy limiting the amount of a reallocation among its asset classes and to revise the current non-fundamental, operating policy regarding the specified mix and ranges of its assets as follows:

     Mix                      Range
     Stock class              0-100%
     70%
     Bond class               0-100%
     25%
     Short-term class         0-100%
     5%

2. Investment Restrictions. Shareholders will be asked to approve elimination of or changes to certain of the Fund's fundamental investment restrictions. If approved, the current fundamental restriction regarding investment in securities owned by affiliated persons would be eliminated and the current fundamental restrictions regarding investments in commodities, loans, margin purchases and short sales would be modified.

If the foregoing changes to the Fund's fundamental investment restrictions are approved, the Fund intends to implement a new non-fundamental, operating policy regarding investment in derivatives.

3. Service Plan. Class A shareholders of the Fund will be asked to amend the Fund's current Service Plan to permit payment of distribution fees, with no change to the Plan's current limit on the total expenses payable.

To be attached to the cover page of the Prospectus of United Asset Strategy Fund, Inc. Class A shares dated December 31, 1996, as supplemented January 30, 1997.

This Supplement is dated May 29, 1997.

NUS2017A

SUPPLEMENT TO THE PROSPECTUS

United Asset Strategy Fund, Inc. Class Y Shares

The following information supplements and supersedes any contrary information contained in the Prospectus:

At a special meeting of shareholders scheduled for July 24, 1997, shareholders of the Fund will be asked to approve proposals relating to the following:

1. Goal of the Fund. Shareholders will be asked to approve changing the Fund's goal to state that the Fund "seeks high total return over the long term." If approved, the Fund intends to eliminate the current non-fundamental, operating policy limiting the amount of a reallocation among its asset classes and to revise the current non-fundamental, operating policy regarding the specified mix and ranges of its assets as follows:

     Mix                      Range
     Stock class                   0-100%
     70%
     Bond class                    0-100%
     25%
     Short-term class              0-100%
     5%

2. Investment Restrictions. Shareholders will be asked to approve elimination of or changes to certain of the Fund's fundamental investment restrictions. If approved, the current fundamental restriction regarding investment in securities owned by affiliated persons would be eliminated and the current fundamental restrictions regarding investments in commodities, loans, margin purchases and short sales would be modified.

If the foregoing changes to the Fund's fundamental investment restrictions are approved, the Fund intends to implement a new non-fundamental, operating policy regarding investment in derivatives.

To be attached to the cover page of the Prospectus of United Asset Strategy Fund, Inc. Class Y shares dated December 31, 1996, as supplemented January 30, 1997.

This Supplement is dated May 29, 1997.

NUS2017YB

UNITED ASSET STRATEGY FUND, INC.

             Supplement to the Statement of Additional Information
                            Dated December 31, 1996


The following information supplements and supersedes any contrary information contained in the Statement of Additional Information:

At a special meeting of shareholders scheduled for July 24, 1997 ("Special Meeting"), shareholders of the Fund will be asked to approve proposals relating to the following:

1. Investment Restrictions. Shareholders will be asked to approve elimination and modification of certain of the Fund's fundamental investment restrictions. If approved, the following investment restrictions will supersede and replace the restrictions listed in the "Investment Restrictions" section:

     The Fund may not:

     (i) With respect to 75% of the Fund's total assets, purchase securities of any issuer (other than obligations issued or guaranteed by the United States government, or any of its agencies or instrumentalities), if, as a result thereof, (a) more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of such issuer;

     (ii) Issue bonds or any other class of securities preferred over shares of the Fund in respect of the Fund's assets or earnings, provided that the Fund may issue additional series and classes of shares in accordance with its Articles of Incorporation;

     (iii) Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (1) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments, (2) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (3) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments;

     (iv) Borrow money, except that the Fund may borrow money for emergency or extraordinary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (less liabilities other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the Fund's total assets by reason of a decline in net assets will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation. For purposes of this limitation, "three days" means three days, exclusive of Sundays and holidays;

     (v) Underwrite securities issued by others, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

     (vi) Purchase the securities of any issuer (other than obligations issued or guaranteed by the United States government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
     (vii) Invest in real estate limited partnerships or purchase or sell real estate unless acquired as a result of ownership of securities (but this shall not prevent the Fund from purchasing and selling securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent the Fund from purchasing interests in pools of real estate mortgage loans);

     (viii) Purchase or sell physical commodities, except that the Fund may purchase and sell precious metals for temporary defensive purposes; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments; or

     (ix) Make loans, except (a) by lending portfolio securities provided that no securities loan will be made if, as a result thereof, more than 10% of the Fund's total assets (taken at current value) would be lent to another party; (b) through the purchase of debt securities and other obligations consistent with its goal and its other investment policies and restrictions; and (c) by engaging in repurchase agreements with respect to portfolio securities.

     If the proposed changes to the Fund's fundamental investment restrictions are approved, that Fund intends to implement the following new non-fundamental, operating policy which would supersede and replace the Fund's current non-fundamental restrictions and policies on these matters:

     Generally, the Fund may purchase and sell any type of derivative instrument (including, without limitation, futures contracts, options, forward contracts, swaps, caps, collars, floors and indexed securities). However, the Fund will only purchase or sell a particular derivative instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the derivative instrument is primarily measured or, with respect to foreign currency derivatives, if the Fund is authorized to invest in foreign securities.

2. Service Plan. Class A shareholders of each Fund will be asked to amend the Fund's current Service Plan to permit payment of distribution fees, with no change to the Plan's current limit on the total expenses payable.


This Supplement is dated May 29, 1997.